Black Scholes Pricing Model Assumptions used to Estimate Fair Value of Options Granted (Detail)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Average risk-free rate of return	2.78%	1.93%	1.14%
Weighted average expected option life	6 years 1 month 6 days	6 years 1 month 6 days	6 years 1 month 6 days
Estimated volatility	57.60%	68.80%	55.80%
Average dividend yield